Share-based compensation - Share-based compensation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	¥ 17,393	¥ 31,899	¥ 183,349
Fulfillment
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	195	585	2,154
Sales and marketing
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	4,682	5,935	8,204
Research and development
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	3,070	3,883	10,134
General and administrative
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	¥ 9,446	¥ 21,496	¥ 162,857